Revenue and segmented information - Primary sources of revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue and segmented information
Construction contracts	$ 1,183.2	$ 1,342.4
Services contracts	448.0	215.1
Total revenue	$ 1,631.2	$ 1,557.5